Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2014
Schedule II Valuation and Qualifying Accounts [Abstract]
Schedule II Valuation and Qualifying Accounts

Gramercy Property Trust Inc.
SCHEDULE II
Valuation and Qualifying Accounts
(In thousands)

Tenant and Other Receivables - Allowance	Balance at Beginning of Year	Additions Charged to Costs and Expenses	Uncollectible Amounts Written off	Balance at End of Year
Year Ended December 31, 2014	$449	107	368	$188
Year Ended December 31, 2013	$211	450	212	$449
Year Ended December 31, 2012	$280	101	170	$211